Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Short-term borrowings
16.	Short-term borrowings

Type of borrowings	December 31, 2024	Interest rate range
Bank collateralized borrowings	$15,073,458	2.78%-6.63%
Loan from shareholders	-	Note
	$15,073,458

Type of borrowings	December 31, 2023	Interest rate range
Bank collateralized borrowings	$13,449,110	2.61%-2.7%
Loan from shareholders	3,000,000	Note
	$16,449,110

Note:

In March 2023, the Group entered into a shareholder loan agreement in the amount of $3,000,000 with Asteria Corporation. The Company issued promissory note with an interest rate of 10.375% per annum and maturity date of March 10, 2024 to the lender in the same amount as the loan made. The maturity date of the shareholder loan of $3,000,000 was extended and repaid on April 29, 2024.

Refer to table below for details of short-term and long-term borrowing. Lender A refers to Shanghai Commercial & Savings Bank, Ltd.; Lender B refers to Taishin International Bank; Lender C refers to Hua Nan Commercial Bank; Lender D refers to Hongkong and Shanghai Banking Corporation Limited, and Taiwan SMEG stands for Small and Medium Enterprise Credit Guarantee Fund of Taiwan.

As of December 31, 2024
	Facility	Credit		Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount	Amount	Rate	(Note 1)	Collateral
Lender A	12.2024-11.2025	$7,572,525	LC loan	$591,146		2.805%	None	Time deposit $1,500,000, Land, Buildings and Structures
			Short-Term Bank loan	2,692,284		2.805%	None	Same as above
			Letter of guarantee	1,131,157	3,157,938	-	None	Same as above
Lender A	09.2020-09.2025	914,188	Long-Term Bank loan	190,456		2.97%	Koh Sih-Ping	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	2,894,929	Long-Term Bank loan	2,609,618		3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,523,647	Long-Term Bank loan	1,373,483		3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2026	304,729	Long-Term Bank loan	131,972		3.045%	None	None
Lender B	04.2024-04.2025	3,656,753	Short-Term Bank loan	1,889,322	1,767,431	2.78%	None	Time deposit $2,300,000
Lender C	05.2024-05.2025	5,789,859	Short-Term Bank loan	5,759,386	30,473	2.82%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	05.2019-03.2026	5,485,129	Long-Term Bank loan	982,027		2.51%	None	Same as above
Lender C	06.2023-08.2028	1,651,024	Long-Term Bank loan	1,057,003		2.52%	None	Same as above
Lender C	05.2024-07.2025	2,133,106	Short-Term Bank loan	1,807,655		2.88%	None	Time deposit $1,000,000
Lender C			Letter of guarantee	78,236	247,215	-	None	Same as above
Lender D	06.2024-06.2025	8,000,000	Short-Term Bank loan	2,333,665		6.63%	None	Time deposit $2,550,000
Lender D			Letter of guarantee	200,000	5,466,335	-	None	Same as above
As of December 31, 2023
	Facility	Credit		Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount	Amount	Rate	(Note 1)	Collateral
Lender A	12.2023-11.2024	$4,190,650	LC loan	$298,762		2.68%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	652,241		2.68%	None	Same as above
			Letter of guarantee	1,458,108	1,398,011	-	None	Same as above
Lender A	12.2023-11.2024	3,913,447	LC loan	195,206		2.68%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	2,229,034		2.68%	None	Same as above
			Letter of guarantee	1,432,379	56,828	-	None	Same as above
Lender A	01.2022-01.2025	189,019	Letter of guarantee	188,824		-	None	None
Lender A	09.2020~09.2025	978,362	Long-Term Bank loan	428,033		2.85%	Koh Sih-Ping	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	3,098,146	Long-Term Bank loan	3,029,959		2.92%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,630,603	Long-Term Bank loan	1,594,716		2.92%	None	Land, Buildings and Structures
Lender A	03.2016-03.2026	326,121	Long-Term Bank loan	256,157		2.92%	None	None
Lender B	04.2023-04.2024	4,891,809	Short-Term Bank loan	2,021,948	2,869,861	2.61%	None	Time deposit $2,300,000
Lender C	05.2023-05.2024	6,196,291	Short-Term Bank loan	6,000,620		2.70%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C			LG	41,564	154,107	-	None	Same as above
Lender C	05.2019-03.2026	5,870,171	Long-Term Bank loan	1,891,735		2.39%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	12.2023-06.2024	2,282,844	Short-Term Bank loan	2,051,299		2.65%	None	Time deposit $1,000,000
Lender C			Letter of guarantee	185,019		-	None	Same as above
Lender C	06.2023-08.2028	1,766,921	Long-Term Bank loan	1,439,712		2.40%	None	Time deposit $500,000, Land, Buildings and Structures

Note 1: Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022. After his departure from the Company, Koh Sih-Ping is still the guarantor for one of the long-term loan.